Interests in Joint Ventures	12 Months Ended
Jun. 30, 2019
Interests in joint ventures [abstract]
Interests in joint ventures

8.	Interests in joint ventures

Restrictions, commitments and other matters in respect of joint ventures

According to Business Companies Law N° 19,550, 5% of the profit of the year is set aside as a legal reserve until it reaches the legal capped amounts (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group's joint ventures have not reached the legal limit of this reserve.

There are no contingent liabilities relating to the Group's interest in joint ventures, and there are no contingent liabilities of the joint ventures themselves, other those mentioned bellow.

Quality Invest S.A.

On March 31, 2011, Quality Invest and Nobleza Piccardo S.A.I.C. y F., or "Nobleza Piccardo," executed a title deed for the purchase of 159,996 sqm plot of land located in the District of San Martin, Province of Buenos Aires, currently intended for industrial purposes and suitable in terms of characteristics and scale for mixed-use developments. The price for the property was USD 33 million, being paid 30% as of that date. For the remaining balance a mortgage was constituted in the first degree of privilege over the property in favor of Nobleza Piccardo. Capital plus interest calculated at a nominal annual rate of 7.5% on balances, was paid in full in advance in March 2013.

On May 16, 2012, the Municipality of San Martin granted a pre-feasibility permit for commercial use, entertainment, events, offices, etc., which would enable performance of a mixed-use development thereon.

Pursuant to an Ordinance 11,706 enacted on December 30, 2014, a re-zoning permit was obtained for the plot of land to be used mainly for commercial purposes, which considerably expands the uses and potential buildable square meters through new urban indicators. On January 5, 2017, the Provincial Decree No. 1,835 was published in the Official Gazette of the Province of Buenos Aires granting its approval, and the new urban and rezoning standards became effective.

As approved in the Ordinance, on January 20, 2015, Quality Invest entered into a zoning agreement with the Municipality of San Martin which governs various issues related to applicable regulations and provides for a mandatory assignment of square meters in exchange for monetary contributions subject to fulfillment of certain administrative milestones of the rezoning process, the first of which (for Ps.20,000) was paid to the Municipality ten days after the execution of the aforementioned agreement.

Moreover, on June 27, 2016, the plot subdivision plan was filed with the Municipality, in compliance with another significant milestone committed under the zoning agreement.

On June 28, 2017, Quality Invest S.A. signed an agreement with EFESUL S.A. in order to assume as their own the obligations that the latter agreed with the Municipality of San Martin within the framework of the aforementioned Urban Agreement. These agreement contemplates a donation, which will be paid based on the work progress that the Municipality develops on the property initially transferred by EFESUL S.A.

In addition, during July 2017, Quality Invest S.A. subscribed two addendums to the aforementioned Urban Development Agreement, which contemplate the following: 1) a new subdivision plan of the property will be presented within 120 days of the addendum signing and 2) the payment of the twelveth installment in cash was replaced by the sum of Ps. 71 million payables in 18 equal and consecutive monthly installments.

On October 16, 2018, Quality signs the 3rd amendment to the Urban Agreement, which, in relation to the first clause of the second addendum, contemplates that the company must pay the Municipality as a balance for the execution of the Expansion and enhancement of the Rodríguez Peña Street, the amount of Ps. 19,722 in capital and Ps. 6,362 in concept of adjutment by application of the CPI until December 31, 2018, which will be paid for work progress certificates.

On December 27, 2018, Quality subscribes a bailment agreement with the Municipality of San Martín, in relation to the strip to be transferred for the realization of the Metrobus, in front of Av. San Martín. Once Quality subdivision plan has been registered, it will be transfered by public deed or similar document that strip for Metrobus to the Municipality of San Martín.

At the date of these financial statements, the subdivision plan was presented before the Ministry of Public Works and Services of the Municipality of San Martín and the stamp by the municipality is pending.

La Rural S.A.

 In connection with the Fairground, as publicly known, in December 2012 the National Executive Branch issued Executive Order 2552/12 that annulled an executive order dated 1991 which had approved the sale of the Fairground to the Sociedad Rural Argentina (SRA); the effect of this new order was to revoke the sale transaction. Subsequent, on March 21, 2012, the National Executive Branch notified the SRA of said executive order and further ordered that the property be returned to the Argentine government within 30 subsequent days. Then, the SRA issued a press release publicly disclosing the initiation of legal actions and the obtaining of a precautionary measure for which Decree 2552/12 was suspended. Furthermore, as it has become publicly known, on August 21, 2013, the Supreme Court of Justice rejected the appeal filed by the Argentine government against the interim measure timely requested by the SRA.

Neither has IRSA Propiedades Comerciales been served notice formally nor is it a party involved in the legal actions brought by the SRA.

Given the potential dimension of the dispute, as it has been known to the public, we estimate that if Executive Order 2552/12 was found to be unconstitutional, such order shall have no legal effects either in EHSA or in the acquisition by IRSA Propiedades Comerciales of an equity interest in EHSA. However, should the opposite happen, that is, a court order declaring the Executive Order 2699/91, this could have a real impact on acquired assets. In this scenario, the judicial decision may render the purchase of the Plot of Land by SRA null and void, and all acts executed by SRA in relation to the Plot of Land, including the right of use currently held by the entity where EHSA has an indirect equity interest, through vehicle entities, would also become null and void.

On June 1, 2015, a ruling was issued in case 4573/2012 SOCIEDAD RURAL ARGENTINA vs. NATIONAL STATE – EXECUTIVE POWER ON DECLARATORY ACTION, whereby the injunction staying the effects of Executive Order 2552/12 were lifted.

On June 2, 2015 the SRA filed a writ of appeals against the ruling indicated above and on that same date the appeal was admitted with staying effects. While the appeal filed by SRA was filed in the Appellate court, the decision of the judge of first instance who decided to lift the precautionary measure had no effect and was suspended.

On September 17, 2015, the court of appeals revoked the decision and rejected in the motion by of the Argentine government to lift the precautionary measure and the Law N° 26,854 was declared inapplicable to the case of precautionary measures against the Government. As a result, the injunction issued on January 4, 2013 was confirmed. The National Government filed an extraordinary federal appeal and subsequently a complaint, both were dismissed, therefore, the precautionary measure was reaffirmed.

On March 11, 2016 La Rural S.A. was summoned as third party in the case referred to above, and filed an answer to such summons on April 6, 2017.

On April 21, 2016 the National Government presented itself, requested the annotation of litis as a precautionary measure, opposed the exception of incompetence, raised the inadmissibility of the declaratory action of certainty, in subsidy, proceeded to answer the complaint. It also requested the suspension of the sentence until the criminal case is resolved and opposed, as a counterclaim, a motion declare the anulment of Decree 2699/91, as well as all those acts enacted in consequence of said decree.

By order of April 29, 2016, the National Government was presented, opposed to the exception raised, the claim in subsidy was contested and the action of injuriousness filed, and it ordered the transfer of the different Government proposals to the SRA.

On the same occasion, the precautionary measure for the annotation of the requested litigation was admitted under the responsibility of the National Government regarding the individualized properties in the process.

On November 22, 2016, SRA answered the transfer of the injuriousness action filed by the National Government, which was considered as answered on December 1.

On December 21, 2016, the National Government, for its part, answered the exception of expiration opportunely opposed. Nevertheless, it was indicated that confirmation with La Rural S.A. was pending.

On June 19, 2017, the transfer of the exception of incompetence raised by the National Government was substantiated, which was answered by La Rural SA in June 2017. On the same occasion, SRA accused expiry of that previous exception in the terms of article 310 CPCCN, which was resolved by order of July 14, 2017.

On that occasion it was resolved to sustain the expiration filed by Sociedad Rural Argentina regarding the incident of exception of incompetence filed by the National Government. Therefore, the process was settled in the Civil and Commercial Federal jurisdiction.

On August 28, 2017, the National Government notified the transfer of the request of certain sections of the SRA's submission that answered the counterclaim and was transferred to the third party of the prescription exception opposed by the SRA at the time of answer the counterclaim. Both substations were answered by SRA and La Rural SA on September 4, 2017.

On October 5, 2017, the Federal Oral Criminal Court No. 2 requested the referral of the proceedings in the context of the case: "Menem, Carlos Saúl and other s / inf. Art. 261, first paragraph of the CP ". For presentations of December 2018 and March 2019, SRA requested the Oral Court to return the proceedings in order to continue with the process. As of the date of these financial statements, the proceedings have not been returned and are in the possession of the Oral Criminal Court No. 2.

On March 27, 2018, the Court decided to convict various Administration officials, including former President Carlos S. Menem and former Minister Domingo F. Cavallo, as necessary participants in the crime of peculation. Additionally, it resolved to acquit the authorities of the imputed Argentine Rural Society and it was decided to reject the request for restitution of the property requested by the AABE, leaving the decision on that matter in the hands of the Federal Civil and Commercial Court involved. The basics of the decision were published on May 28, 2018.

Quality Invest S.A.

Set out below is the summarized financial information for the joint ventures considered to be material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interest	% of ownership interest held by controlling interests	Book amount
06.30.19	17,779	3,443,948	83,111	806,467	2,572,148	50%	1,286,074	21,742	1,286,074
06.30.18	7,604	4,387,994	100,007	1,008,423	3,287,168	50%	1,643,584	21,742	1,643,584

	Revenues	Comprehensive income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase (decrease) in cash and cash equivalents
06.30.19	24,868	(816,685)	(87,000)	(93)	87,090	(3)
06.30.18	21,817	1,227,004	(137,504)	(925)	138,436	8

Below is detail of the investment and values of shares held by de Group in associates and joint ventures as of June 30, 2019 and 2018, as well as the Group's participation in the comprehensive results of these companies as of June 30, 2019, 2018 and 2017:

	% of ownership interest held by non-controlling interests			Value of Company's interest in equity		Company's interest in comprehensive income/ (loss)
Name of entity	06.30.19	06.30.18	06.30.17	06.30.19	06.30.18	06.30.19	06.30.18	06.30.17
Joint Ventures
Quality Invest S.A.	50.00%	50.00%	50.00%	1,307,816	1,665,325	(408,541)	613,502	105,674
Nuevo Puerto Santa Fe S.A. (1)	50.00%	50.00%	50.00%	217,328	331,238	(103,448)	66,136	245,646
La Rural S.A. (2)	50.00%	50.00%	50.00%	70,804	272,653	100,728	(30,410)	(77,384)
Associates
Tarshop S.A. (2)	-	20.00%	20.00%	-	150,886	1,866	(16,105)	(17,340)
Other associates (3)				10,541	4,330	5,014	(12,243)	9,151
Total interests in associates and joint ventures (4)				1,606,489	2,424,432	(404,381)	620,880	265,747

	Place of			Last financial statements issued
Name of entity	business / Country of incorporation	Main activity	Common shares	Share capital (nominal value)	Income for the year	Equity
Joint Ventures
Quality Invest S.A.	Argentina	Real estate	163,039,244	326,078	(816,685)	2,572,148
Nuevo Puerto Santa Fe S.A. (1)	Argentina	Real estate	138,750	27,750	(118,686)	419,946
La Rural S.A. (2)	Argentina	Event organization and others	714,498	1,430	227,445	71,816

(1)	Nominal value per share Ps. 100.
(2)	Correspond to profit for the fiscal year ended June 30, 2019 and 2018.
(3)	Represents other individually non-significant associates.
(4)	Includes Ps. 227 and Ps. 567. as of June 30, 2019 and 2018, respectively, in relation to the equity interest in Avenida Compras disclosed in Note 19.

Changes in the Group's investments in associates and joint ventures for the years ended June 30, 2019 and 2018 were as follows:

	06.30.19	06.30.18
Beginning of the year	2,424,432	1,797,241
Adjustment of previous years (IFRS 9) (i)	(28,811)	-
Profit sharing, net	(404,381)	620,880
Dividends distributed (Note 29)	(311,645)	(70,641)
Sale of interest of subsidiaries (Note 29)	(123,939)	-
Irrevocable contributions (Note 29)	50,833	74,387
Capital contributions (Note 29)	-	2,565
End of the year (4)	1,606,489	2,424,432

(i)	See Note 2.2.